Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of assets and liabilities measured or disclosed at fair value on a recurring basis

		Fair value measurement or disclosure
		at December 31, 2022 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total (losses)
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes - recurring	2,500	—	2,500	—	—
Short-term investments, alternative investment fund (1)	61,855	—	—	—	(49,664)
Total	64,355	—	2,500	—	(49,664)
Liabilities
Purchase consideration payables	15,845	—	—	15,845	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,645	—	—	17,645	—

		Fair value measurement or disclosure
		at December 31, 2023 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs
	December 31, 2023	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, alternative investment fund (1)	68,378	—	—	—	5,507
Total	68,378	—	—	—	5,507
Liabilities
Purchase consideration payables	15,784	—	—	15,784	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,584	—	—	17,584	—
(1)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.